Cover	Jun. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 12, 2024
Entity File Number	000-56290
Entity Registrant Name	KeyStar Corp.
Entity Central Index Key	0001832161
Entity Tax Identification Number	85-0738656
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1645 Pine Tree Ln
Entity Address, Address Line Two	Suite 2
Entity Address, City or Town	Sarasota
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34236
City Area Code	(866)
Local Phone Number	783-9435
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false